Document and Entity Information	Aug. 18, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001828478
Document Type	8-K
Document Period End Date	Aug. 18, 2022
Entity Registrant Name	SVF INVESTMENT CORP.
Entity Incorporation State Country Code	E9
Entity File Number	001-39862
Entity Tax Identification Number	98-1561624
Entity Address, Address Line One	1 Circle Star Way
Entity Address, City or Town	San Carlos
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94070
City Area Code	(650)
Local Phone Number	562-8100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share 0.0001 Par Value Andone Fifth Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class AOrdinary Share, $0.0001 par value, andone-fifth of one redeemable warrant
Trading Symbol	SVFAU
Security Exchange Name	NASDAQ
Class 160 A 160 Ordinary 160 Shares 160included 160asbrpart 160of 160the 160units [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Ordinary Shares included aspart of the units
Trading Symbol	SVFA
Security Exchange Name	NASDAQ
Redeemable Warrants Included As Partof The Units Each Whole Warrantexercisable For One Class A Ordinary Share At An Exercise Price Of 11.50 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants included as partof the units, each whole warrantexercisable for one Class A OrdinaryShare at an exercise price of $11.50
Trading Symbol	SVFAW
Security Exchange Name	NASDAQ